Leases - Additional Information (Detail) $ in Thousands		3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 01, 2021 USD ($) ft²	Dec. 31, 2021 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Leases [Line Items]
Operating lease payments					$ 100
Percentage of annual increase in operating lease payments					3.00%
Security deposit	$ 300
Area of land | ft²	36,000
Lessee, operating lease, option to extend	five years
Increase decrease in operating lease right of use asset		$ 11,500
Increase (decrease) in operating lease liability		$ 11,500	$ (1,404)	$ (803)	$ (2,110)	$ (1,742)
Minimum [Member]
Leases [Line Items]
Lessee operating lease remaining lease term					2 years
Maximum [Member]
Leases [Line Items]
Lessee operating lease remaining lease term					5 years